Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	81 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000208376
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nicholas Partners Small Cap Growth Fund, Institutional Shares
Without Sales Load [Member] | C000208376
Average Annual Return [Line Items]
Average Annual Return, Percent		13.96%	10.11%	15.24%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		17.41%	15.74%	16.17%
Russell 2000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Russell 2000 Growth Index (USD) (TR)
Average Annual Return, Percent		13.56%	8.41%	9.62%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.